UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund: BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master
International Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of
BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2010

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)

BlackRock International Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Master International Portfolio of BlackRock Master LLC	$ 58,388,421
Total Investments (Cost - $54,401,106) – 100.2%	58,388,421
Liabilities in Excess of Other Assets – (0.2)%	(90,240)
Net Assets – 100.0%	$ 58,298,181

BlackRock International Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in
BlackRock Master International Portfolio (the “Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of July 31, 2010, the value of the investment and the percentage owned by the Fund of the Portfolio was $58,388,421 and 100%, respectively.

•The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Portfolio.

•Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

•Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.

As of July 31, 2010, the Fund's investment in the Master Portfolio was classified as Level 2.

BLACKROCK SERIES, INC.

JULY 31, 2010

1

Schedule of Investments July 31, 2010 (Unaudited)

BlackRock Master International Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 2.2%
NET Servicos de Comunicacao
SA - ADR (a)	56,330	$ 610,054
OGX Petroleo e Gas Participacoes
SA (a)	62,800	661,278
		1,271,332
China — 3.3%
Focus Media Holding Ltd. - ADR (a)	65,862	1,194,078
VanceInfo Technologies, Inc. -
ADR (a)	29,838	757,587
		1,951,665
France — 10.8%
AXA SA	68,996	1,266,765
Eutelsat Communications	25,294	934,848
Sanofi-Aventis	42,426	2,466,333
Societe Generale SA	28,024	1,609,458
		6,277,404
Germany — 1.5%
DaimlerChrysler AG	16,601	896,820
Hong Kong — 1.7%
Sands China Ltd. (a)	652,400	1,011,324
India — 2.1%
ICICI Bank Ltd. - ADR	31,900	1,241,229
Japan — 12.4%
Kurita Water Industries Ltd.	43,200	1,195,087
Makita Corp.	48,500	1,394,953
Mitsui & Co., Ltd.	94,400	1,211,129
Nissan Motor Co., Ltd. (a)	240,100	1,838,284
Nitto Denko Corp.	46,900	1,622,575
		7,262,028
Luxembourg — 2.0%
ArcelorMittal	38,556	1,180,384
Netherlands — 7.2%
ASML Holding NV	29,761	955,198
Heineken NV	48,095	2,176,816
ING Groep NV CVA (a)	109,742	1,052,415
		4,184,429
Russia — 1.6%
Sberbank	343,551	961,943
Singapore — 1.3%
CapitaMalls Asia Ltd.	468,000	734,739
South Africa — 2.7%
MTN Group Ltd.	97,518	1,562,422

Common Stocks	Shares	Value
South Korea — 4.3%
LG Electronics, Inc.	16,122	$ 1,368,819
Samsung Electronics Co., Ltd.	1,689	1,158,496
		2,527,315
Spain — 2.6%
Telefonica SA	66,841	1,513,641
Switzerland — 6.6%
ABB Ltd.	79,515	1,605,073
Credit Suisse Group AG	33,262	1,507,681
The Swatch Group Ltd., Bearer
Shares	2,397	742,803
		3,855,557
Taiwan — 5.2%
HON HAI Precision Industry Co.,
Ltd. (a)	147,000	592,110
HTC Corp.	48,300	889,406
Taiwan Semiconductor
Manufacturing Co., Ltd. - ADR	151,662	1,531,786
		3,013,302
Thailand — 1.5%
Kasikornbank Pcl	279,000	865,792
United Kingdom — 17.4%
3i Group Plc	171,899	765,979
BG Group Plc	122,534	1,965,087
British American Tobacco Plc	50,036	1,721,476
Lloyds TSB Group Plc (a)	1,086,022	1,172,159
Man Group Plc	171,566	584,489
National Grid Plc	141,375	1,132,459
Tullow Oil Plc	88,622	1,711,789
Xstrata Plc	70,626	1,123,460
		10,176,898
United States — 7.4%
Activision Blizzard, Inc.	86,950	1,032,966
The Goldman Sachs Group, Inc.	6,515	982,592
Liberty Global, Inc. (a)	38,486	1,125,716
NII Holdings, Inc. (a)	31,068	1,163,807
		4,305,081
Total Long-Term Investments
(Cost – $50,834,140) – 93.8%		54,793,305

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	THB	Thai Bat
EUR	Euro	USD	US Dollar
GBP	British Pound

BLACKROCK MASTER LLC

JULY 31, 2010

1

Schedule of Investments(continued)

BlackRock Master International Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.23% (b)(c)	2,780,632	$ 2,780,632
Total Short-Term Securities
(Cost – $2,780,632) – 4.8%		2,780,632
Total Investments
(Cost – $53,614,772*) – 98.6%		57,573,937
Other Assets Less Liabilities – 1.4%		814,484
Net Assets – 100.0%		$ 58,388,421

________________________________________________________________________________________________________________________________________________________________________________________________________________________
* The cost and unrealized appreciation (depreciation) of investments as of
July 31, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 54,009,517
Gross unrealized appreciation	$ 5,286,563
Gross unrealized depreciation	(1,722,143)
Net unrealized appreciation	$ 3,564,420

(a) Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares Held		Shares Held
	at October 31,	Net	at July 31,
Affiliate	2009	Activity	2010	Income
BlackRock
Liquidity Funds,
TempFund,
Institutional Class	1,466,787	1,313,845	2,780,632	$ 2,078
(c) Represents the current yield as of report date.

• Foreign currency exchange contracts as of July 31, 2010 were as follows:

					Unrealized
Currency		Currency	Counter-	Settlement	Appreciation
Purchased		Sold	party	Date	(Depreciation)
USD	123,605 THB 3,988,746		Brown
			Brothers
			Harriman
			& Co.	8/02/10	$ 27
EUR	233,459 USD	305,273 Goldman
			Sachs
			Bank USA	8/03/10	(1,039)
USD	390,524 EUR	299,023	Brown
			Brothers
			Harriman
			& Co.	8/04/10	851
USD	162,657 GBP	103,577 JPMorgan
			Chase
			Bank NA	8/04/10	(130)
Total					$ (291)

2 BLACKROCK MASTER LLC

JULY 31, 2010

Schedule of Investments(concluded)

BlackRock Master International Portfolio

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Portfolio's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Portfolio’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Brazil	$ 1,271,332	—	—	$1,271,332
China	1,951,665	—	—	1,951,665
France	—	$6,277,404	—	6,277,404
Germany	—	896,820	—	896,820
Hong Kong	—	1,011,324	—	1,011,324
India	1,241,229	—	—	1,241,229
Japan	—	7,262,028	—	7,262,028
Luxembourg	—	1,180,384	—	1,180,384
Netherlands	—	4,184,429	—	4,184,429
Russia	961,943	--	—	961,943
Singapore	—	734,739	—	734,739
South Africa	—	1,562,422	—	1,562,422
South Korea	—	2,527,315	—	2,527,315
Spain	—	1,513,641	—	1,513,641
Switzerland	—	3,855,557	—	3,855,557
Taiwan	1,531,786	1,481,516	—	3,013,302
Thailand	—	865,792	—	865,792
United
Kingdom	—	10,176,898	—	10,176,898
United States	4,305,081	—	—	4,305,081
Short-Term
Securities	2,780,632	—	—	2,780,632
Total	$ 14,043,668 $ 43,530,269		—	$57,573,937

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency
exchange
contracts	—	$878	—	$ 878
Liabilities:
Foreign currency
exchange
contracts	—	(1,169)	—	(1,169)
Total	—	$(291)	—	$ (291)

1Derivative financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MASTER LLC

JULY 31, 2010

3

Item 2 – Controls and Procedures

2(a) – The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants' internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International
Portfolio of BlackRock Master LLC

By: /s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International
Portfolio of BlackRock Master LLC

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International
Portfolio of BlackRock Master LLC

Date: September 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International
Portfolio of BlackRock Master LLC

Date: September 27, 2010